SCHEDULE OF INVESTMENTS
Energy (in thousands)	SEPTEMBER 30, 2021 (UNAUDITED)

COMMON STOCKS	Shares	Value

Energy
Integrated Oil & Gas – 3.9%
Chevron Corp.	14	$1,431
Suncor Energy, Inc.	47	983

		2,414

Oil & Gas Drilling – 3.0%
Helmerich & Payne, Inc.	30	811
Transocean, Inc.(A)	285	1,079

		1,890

Oil & Gas Equipment & Services – 22.9%
Baker Hughes, Inc.	84	2,088
Cactus, Inc., Class A	74	2,787
ChampionX Corp.(A)	109	2,434
Dril-Quip, Inc.(A)	32	795
Halliburton Co.	80	1,729
Liberty Oilfield Services, Inc., Class A(A)	115	1,395
NOV, Inc.(A)	76	991
Schlumberger Ltd.	70	2,065

		14,284

Oil & Gas Exploration & Production – 41.9%
Apache Corp.	45	956
Canadian Natural Resources Ltd.	38	1,383
Chesapeake Energy Corp.	12	763
ConocoPhillips	62	4,220
Continental Resources, Inc.	37	1,718
Devon Energy Corp.	83	2,938
Diamondback Energy, Inc.	22	2,117
EOG Resources, Inc.	22	1,757
Exxon Mobil Corp.	48	2,841
Hess Corp.	31	2,426
Marathon Oil Corp.	67	916
Pioneer Natural Resources Co.	22	3,684
Viper Energy Partners L.P.	21	448

		26,167

Oil & Gas Refining & Marketing – 11.9%
Marathon Petroleum Corp.	53	3,249
Phillips 66	27	1,910
Valero Energy Corp.	32	2,278

		7,437

Oil & Gas Storage & Transportation – 2.1%
Enterprise Products Partners L.P.	46	999
MPLX L.P.	12	337

		1,336

Total Energy - 85.7%		53,528

Industrials
Electrical Components & Equipment – 1.0%
Plug Power, Inc.(A)	25	636

Heavy Electrical Equipment – 0.9%
Bloom Energy Corp., Class A(A)	29	542

Total Industrials - 1.9%		1,178

Information Technology
Application Software – 2.0%
Aspen Technology, Inc.(A)	10	1,233

Data Processing & Outsourced Services – 2.7%
Wright Express Corp.(A)	9	1,664

Semiconductor Equipment – 2.4%
Enphase Energy, Inc.(A)	10	1,482

Semiconductors – 1.3%
First Solar, Inc.(A)	9	818

Total Information Technology - 8.4%		5,197

Utilities
Electric Utilities – 0.8%
NextEra Energy, Inc.	6	501

Total Utilities - 0.8%		501

TOTAL COMMON STOCKS – 96.8%		$60,404

(Cost: $61,084)

SHORT-TERM SECURITIES

Money Market Funds (B)- 3.3%
State Street Institutional U.S. Government Money Market Fund - Premier Class,
0.030%	2,087	2,087

TOTAL SHORT-TERM SECURITIES – 3.3%		$2,087

(Cost: $2,087)

TOTAL INVESTMENT SECURITIES – 100.1%		$62,491

(Cost: $63,171)

LIABILITIES, NET OF CASH AND OTHER ASSETS – (0.1)%		(38)

NET ASSETS – 100.0%		$62,453

Notes to Schedule of Investments

(A) No dividends were paid during the preceding 12 months.

(B) Rate shown is the annualized 7-day yield at September 30, 2021.

Each Portfolio’s investments are reported at fair value. Fair value is defined as the price that each Portfolio would receive upon selling an asset or would pay upon satisfying a liability in an orderly transaction between market participants at the measurement date.

Accounting standards establish a framework for measuring fair value and a three-level hierarchy for fair value measurements based upon the transparency of inputs to the valuation of an asset or liability. Inputs may be observable or unobservable and refer broadly to the assumptions that market participants would use in pricing the asset or liability. Observable inputs reflect the assumptions market participants would use in pricing the asset or liability based on market data obtained from sources independent of the reporting entity. Unobservable inputs reflect the reporting entity’s own assumptions about the factors that market participants would use in pricing the asset or liability developed based on the best information available in the circumstances.

Reoccurring fair value measurements of Level 3 securities shall include a reconciliation of the beginning to ending balances for reported fair market values. A fair value hierarchy and Level 3 reconciliation, if applicable, have been included in the Notes to Schedule of Investments for each respective Portfolio.

An individual investment’s fair value measurement is assigned a level based upon the observability of the inputs which are significant to the overall valuation. The three-tier hierarchy of inputs is summarized as follows:

• Level 1 - Observable inputs such as quoted prices, available in active markets, for identical assets or liabilities.

• Level 2 - Significant other observable inputs, which may include, but are not limited to, quoted prices for similar assets or liabilities in markets that are active, quoted prices for identical or similar assets or liabilities in markets that are not active, inputs other than quoted prices that are observable for the assets or liabilities (such as interest rates, yield curves, volatilities, prepayment speeds, loss severities, credit risks and default rates) or other market corroborated inputs.

• Level 3 - Significant unobservable inputs based on the best information available in the circumstances, to the extent observable inputs are not available, which may include assumptions made by the Board or persons acting at their direction that are used in determining the fair market value of investments.

The following table is a summary of the valuation of the Fund’s investments by the fair value hierarchy levels as of September 30, 2021.

	Level 1	Level 2	Level 3
Assets
Investments in Securities
Common Stocks	$60,404	$—	$—
Short-Term Securities	2,087	—	—
Total	$62,491	$—	$—

For Federal income tax purposes, cost of investments owned at September 30, 2021 and the related unrealized appreciation (depreciation) were as follows:

Cost	$63,171

Gross unrealized appreciation	6,812

Gross unrealized depreciation	(7,492)

Net unrealized depreciation	$(680)